SEGMENT AND GEOGRAPHIC AREA INFORMATION - Additional Information (Details)	6 Months Ended
Jun. 30, 2026 segment
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Number of operating segment	2
Number of reportable segment	2